Investments in associates (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Investments in Associates

Investments in associates comprised of:

	Percent of shares held at		Investment carrying value at
Investee	December 31, 2017	December 31, 2016	December 31, 2017	December 31, 2016
Mechel Somani Carbon (Mining segment)	51%	51%	0	—
TPTU (Mining segment)	40%	40%	183	175
TRMZ (Mining segment)	25%	25%	100	90

Total investments in associates			283	265

Summary of Movements in the Investments

The following table shows movements in the investments in associates:

	Mechel Somani Carbon Private Limited (Mining segment)	TPTU (Mining segment)	TRMZ (Mining segment)	Total
December 31, 2014	39	155	80	274
Share of (loss) profit	(5)	2	3	—
Exchange differences	10	—	—	10

December 31, 2015	44	157	83	284
Share of profit	—	18	7	25
Provision for impairment of investments	(42)	—	—	(42)
Exchange differences	(2)	—	—	(2)

December 31, 2016	—	175	90	265
Share of profit	0	9	9	18
December 31, 2017	0	184	99	283